February 1, 2011

VIA EDGAR TRANSMISSION

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC 20549

Re:           Dreman Contrarian Funds
SEC File Nos. 333-145984 / 811-22118

Ladies and Gentlemen:

On behalf of Dreman Contrarian Funds (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A (“PEA No. 15”), which relates to the Dreman Contrarian All Cap Value Fund (the “Fund”).

The Dreman Contrarian All Cap Value Fund has elected to change the focus of its investment strategy from investments in various types of investment companies to investments in equity securities.  The Fund will also be changing its name to the Dreman Contrarian Value Equity Fund.  Please note that the Fund currently has no shareholders and has not commenced investment operations.

Questions and comments concerning PEA No. 15 may be directed to Steven B. Boehm, Esq. at (202) 383-0176.

Very truly yours,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President, Huntington Asset Services, Inc.
Administrator